Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total lease costs	$ 2.3	$ 2.8	$ 3.2
Short-term Lease, Cost	$ 0.2	$ 0.2	$ 0.2
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating leases terms varying	5 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating leases terms varying	1 year